Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings (Loss) Per Share
Schedule of computations of basic and diluted earnings (loss) per share

	Years Ended December 31,
	2013	2012	2011
	(in thousands, except per share amounts)
Income (loss) from continuing operations	$146,485	$47,928	$(48,313)
Net loss (income) from continuing operations attributable to noncontrolling interests	163	189	(68)
Preferred stock dividends	(19,680)	—	—

Income (loss) attributable to common shareholders of WCI Communities, Inc. before discontinued operations	126,968	48,117	(48,381)

Consolidated income from discontinued operations	—	2,706	1,988
Net income from discontinued operations attributable to noncontrolling interests	—	—	(732)

Income from discontinued operations attributable to common shareholders of WCI Communities, Inc.	—	2,706	1,256

Net income (loss) attributable to common shareholders of WCI Communities, Inc.	$126,968	$50,823	$(47,125)

Basic weighted average shares outstanding	21,586	14,445	9,883
Effect of dilutive securities:
Stock-based compensation arrangements(1)	94	70	—

Diluted weighted average shares outstanding	21,680	14,515	9,883

Earnings (loss) per share of WCI Communities, Inc.:
Basic
Continuing operations	$5.88	$3.33	$(4.90)
Discontinued operations	—	0.19	0.13

Earnings (loss) per share	$5.88	$3.52	$(4.77)

Diluted
Continuing operations	$5.86	$3.31	$(4.90)
Discontinued operations	—	0.19	0.13

Earnings (loss) per share	$5.86	$3.50	$(4.77)

Antidilutive securities not included in the calculation of diluted earnings (loss) per common share(1)(2)	—	—	155

(1)
For any year with a net loss attributable to common shareholders of WCI Communities, Inc., all common stock equivalents were excluded from the computations of diluted loss per common share because the effect of their inclusion would be antidilutive, thereby reducing the reported loss per share.

(2)
Shares of common stock underlying our stock-based compensation arrangements.